Personnel expenses (Details 2) - 01/01 to 12/31/2020 [Member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Santander Brasil Bank Shares [Member] | Local [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 25,506	R$ 20,720	R$ 10,776
Santander Spain Shares and Options [Member] | Global [Member]
IfrsStatementLineItems [Line Items]
Impact on Results - Personnel Expenses	R$ 3,706	R$ 3,534	R$ 846